Share-based compensation	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based compensation

20. Share-based compensation

The total expenses arising from share-based payment transactions recognized during the period as part of staff costs were as follows:

	Year ended December 31,
in USD ‘000	2019	2018	2017
Employee 2013 EIP	1,006	2,242	5,497
Employee 2017 EIP	10,878	6,910	3,359
Total share-based compensation	11,884	9,152	8,856

Employee equity incentive plan 2013

The Company established the 2013 EIP for employees, executives, directors and consultants (the “Beneficiaries”) of the Group.

Upon enrollment in the 2013 EIP, Beneficiaries were granted a certain number of shares which they were entitled to acquire at a pre-determined price of 1/13 of a Swiss franc. The pre-determined price was generally paid by the Beneficiaries at the grant date and recognized as a pre-payment until the vesting period elapses resulting in the shares issuance being accounted for.

The shares generally fully vest over a four-year vesting period, with 25% of the shares underlying the grant vesting after one year, and 1/48th of the shares underlying the grant vesting each month over a further period of three years.

The Group has no present obligation to repurchase or settle the shares in cash.

	2019	2018	2017
Number of shares issued under the 2013 EIP	261,984	347,509	454,548
Expense arising from the 2013 EIP (in USD ’000)	1,006	2,242	5,497

The fair value of the shares was calculated using a combination of the discounted cash flow method, under the income approach, and the backsolve method. The income approach estimates value based on the expectation of future cash flows that the Company will generate, such as cash earnings, costs savings, tax deduction and the proceeds from disposition. These future cash flows were discounted to their present values using a discount rate derived based on an analysis of the cost of capital of comparable publicly traded companies in similar lines of business, as of each valuation date, and was adjusted to reflect the risks inherent in the Company’s cash flows. The backsolve method, a form of the market approach to valuation, derives the implied enterprise equity value and the fair value of the non-voting share from a recent and contemporaneous transaction involving the Company’s own securities, using the following assumptions: rights and preferences of the different categories of shares, probability of various liquidity event scenarios, expected timing of a liquidity event, volatility and expected value in a liquidity event.

The Group has stopped granting equity instruments under the 2013 EIP in 2016.

Employee equity incentive plan 2017

The Company established in 2017 the 2017 EIP for Beneficiaries of the Group, under which 1,683,303 and 1,317,420 stock-options were granted during the year ended December 31, 2019 and 2018, respectively. The stock-options vest under a 3-year or 4-year vesting schedule, have a 10-year expiration term and have an exercise price equivalent to the share price at grant date. Certain grants also include non-market performance vesting conditions, common to all employees, regularly assessed to determine the numbers of awards expected to vest.

Movements in the number of stock-options outstanding under the 2017 EIP were as follows:

	2019		2018
	Average exercise price (USD)	Number of options	Average exercise price (USD)	Number of options
At January 1,	11.39	3,028,275	9.19	1,866,740
Granted	8.89	1,683,303	13.98	1,317,420
Forfeited/Expired	10.94	(58,773)	6.98	(60,000)
Exercised	7.32	(26,420)	7.01	(95,885)
At December 31,	10.51	4,626,385	11.39	3,028,275

The weighted average share price at the date of exercise of options exercised during the years ended December 31, 2019 and 2018 was USD 11.64 and USD 13.04, respectively.

The outstanding stock-options have the following range of exercise prices and remaining contractual life:

	As at December 31,
Range of exercise prices	2019	2018
USD 15.00 to USD 17.99	361,500	361,500
USD 12.00 to USD 14.99	1,276,240	1,109,370
USD 9.00 to USD 11.99	1,458,595	1,185,905
USD 6.00 to USD 8.99	1,530,050	371,500
Total outstanding options	4,626,385	3,028,275
out of which are exercisable	1,312,557	447,538
Weighted-average remaining contractual life (in years)	8.8	9.2

The weighted average fair value of the stock-options granted during the years ended December 31, 2019 and 2018, determined using a Black-Scholes model was USD 6.45 and USD 10.36, respectively. The significant inputs to the model were:

	2019	2018
Weighted average share price at grant date	USD 8.89	USD 13.98
Weighted average exercise price	USD 8.89	USD 13.98
Weighted average 10-year volatility	65%	65%
Dividend yield	0%	0%
Weighted average 10-year risk free rate	1.88%	3.06%

Since the Company has a short track record as a public company, expected volatility has been determined based on the historical trend of an appropriate sample of public companies operating in the biotech and pharmaceutical industry.